Long term Obligations - Future Maturities of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
Future maturities of long-term debt, 2014	$ 11,877
Future maturities of long-term debt, 2015	23,753
Future maturities of long-term debt, 2016	328,048
Future maturities of long-term debt, 2017	20,633
Future maturities of long-term debt, 2018	2,491,036
Future maturities of long-term debt, Thereafter	$ 650,000